Consolidated Statements of Financial Position		Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)
Current assets:
Cash and cash equivalents (note 22)		$ 16,577,076	$ 9,819,351	[1]
Short-term investment (note 22)		36,000	48,000	[1]
Trade and other receivables (note 5)		10,793,571	5,806,388	[1]
Prepaid expenses		2,296,003	1,093,677	[1]
Inventories (note 6)		9,092,538	5,038,161	[1]
Other asset (note 20 (a))	[1]		2,835,000
Total current assets		38,795,188	24,640,577	[1]
Property, plant and equipment (note 7)		60,028,574	47,023,973	[1]
Right-of-use assets (note 8)		1,386,254
Intangible assets (note 9)		25,518,287	7,650,598	[1]
Goodwill (note 9)		42,333,174	6,750,626	[1]
Tax credits recoverable (note 18)		184,470	152,464	[1]
Other asset (note 20 (a))		530,000	4,002,337	[1]
Total assets		168,775,947	90,220,575	[1]
Current liabilities:
Trade and other payables (note 10)		12,451,669	8,519,239	[1]
Lease liabilities (note 8)		450,125
Loans and borrowings (note 11)		3,180,927	3,466,501	[1]
Deferred revenues		17,601	25,070	[1]
Provisions (note 12)		1,115,703	7,964,576	[1]
Total current liabilities		17,216,025	19,975,386	[1]
Deferred lease inducements	[1]		207,745
Lease liabilities (note 8)		1,141,314
Long-term payables (note 13)		555,440	855,337	[1]
Deferred tax liabilities (note 18)		5,015,106	197,181	[1]
Other liability (note 24)		1,217,769
Total liabilities		25,145,654	21,235,649	[1]
Equity:
Share capital (note 14)		213,876,454	131,083,698	[1]
Warrants (note 14 (f))		18,597,776	648,820	[1]
Contributed surplus		69,173,313	39,165,706	[1]
Accumulated other comprehensive income		5,517,376	758,066	[1]
Deficit		(163,534,626)	(102,671,364)	[1]
Total equity		143,630,293	68,984,926	[1]
Commitments and contingencies (note 21)				[1]
Subsequent event (note 25)				[1]
Total liabilities and equity		$ 168,775,947	$ 90,220,575	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).